Schedule of Information by segments (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Segment Reporting [Line Items]
Revenue	$ 3,922,315	$ 5,075,868	$ 3,484,961
Cost of revenues	(2,250,009)	(2,911,736)	(1,859,376)
Gross profit	1,672,306	2,164,132	1,625,585
Operating expenses:
General and administrative expenses	(4,046,770)	(5,236,925)	(3,187,402)
Total operating expenses	(4,046,770)	(5,236,925)	(3,187,402)
Loss from operations	(2,374,464)	(3,072,793)	(1,561,817)
Other income (loss), net:
Other income	1,036,242	1,341,001	220,735
Interest expense	(241,558)	(312,600)	(223,900)
Other expense		(24,620)	(5,119)
Total other income (expense), net	775,659	1,003,781	(8,284)
Loss before tax expense	(1,598,805)	(2,069,012)	(1,570,101)
Income tax expense
Net loss	$ (1,598,805)	(2,069,012)	(1,570,101)
Robots [Member]
Segment Reporting [Line Items]
Revenue		4,127,904	2,374,119
Cost of revenues		(2,310,929)	(1,378,696)
Gross profit		1,816,975	995,423
Operating expenses:
General and administrative expenses		(126,998)	(416,539)
Total operating expenses		(126,998)	(416,539)
Loss from operations		1,689,977	578,884
Other income (loss), net:
Other income			206,676
Interest expense
Other expense		(15,412)	78,884
Total other income (expense), net		(15,412)	285,560
Loss before tax expense		1,674,565	864,444
Income tax expense
Net loss		1,674,565	864,444
Software Services Rendered [Member]
Segment Reporting [Line Items]
Revenue		947,964	1,110,842
Cost of revenues		(600,807)	(480,680)
Gross profit		347,157	630,162
Operating expenses:
General and administrative expenses		(3,477,126)	(1,971,943)
Total operating expenses		(3,477,126)	(1,971,943)
Loss from operations		(3,129,969)	(1,341,781)
Other income (loss), net:
Other income		1,341,001	14,059
Interest expense		(251,605)	(218,900)
Other expense		(13,068)	(40,646)
Total other income (expense), net		1,076,328	(245,487)
Loss before tax expense		(2,053,641)	(1,587,268)
Income tax expense
Net loss		(2,053,641)	(1,587,268)
Others [Member]
Segment Reporting [Line Items]
Revenue
Cost of revenues
Gross profit
Operating expenses:
General and administrative expenses		(1,632,801)	(798,920)
Total operating expenses		(1,632,801)	(798,920)
Loss from operations		(1,632,801)	(798,920)
Other income (loss), net:
Other income
Interest expense		(60,995)	(5,000)
Other expense		3,860	(43,357)
Total other income (expense), net		(57,135)	(48,357)
Loss before tax expense		(1,689,936)	(847,277)
Income tax expense
Net loss		$ (1,689,936)	$ (847,277)